Document and Entity Information	12 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	ePlus inc.
Entity Central Index Key	0001022408
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34167
Entity Tax Identification Number	54-1817218
Entity Address, Address Line One	13595 Dulles Technology Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171-3413
City Area Code	703
Local Phone Number	984-8400
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PLUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false